Share capital - issued share capital of Arqit Limited (Details)		12 Months Ended
	Sep. 02, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 EUR (€) shares	Apr. 25, 2021 $ / shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 EUR (€) € / shares shares	Sep. 30, 2019 USD ($)
Disclosure of classes of share capital [line items]
Number of ordinary shares	12,973,270	110,073,430
Par value per share | (per share)	$ 0.0001	$ 0.0001		$ 1		€ 0.0001
Increase in share premium | $	$ 70,999,290
At 1 October 2020 - par value 0.0001	12,973,270	110,073,430
Share capital		$ 11,007			$ 158	€ 129	$ 158
Conversion of convertible loan notes		98	€ 71
Exchanged for shares in the Company in reverse acquisition		$ 256	200
Distribution of amount to holders for holding of deferred shares on winding up | €			€ 1.00
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares					1,286,600	1,286,600
At 1 October 2020 - par value 0.0001					1,286,600	1,286,600
Conversion of convertible loan notes		710,074	710,074
Deferred shares issued		(42,500)	(42,500)
Exchanged for shares in the Company in reverse acquisition		1,954,174	1,954,174
Deferred shares
Disclosure of classes of share capital [line items]
Deferred shares issued		42,500	42,500
Exchanged for shares in the Company in reverse acquisition		42,500	42,500
Private placement
Disclosure of classes of share capital [line items]
Number of ordinary shares	7,100,000
At 1 October 2020 - par value 0.0001	7,100,000